Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Major Categories of Assets in Company’s Defined Benefit Pension Plans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Private Equity Funds, Domestic [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Private Equity Funds, Domestic [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Private Equity Funds, Domestic [Member]	Dec. 31, 2012 Private Equity Funds, Domestic [Member]	Dec. 31, 2013 Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Equity Securities [Member]	Dec. 31, 2012 Equity Securities [Member]	Dec. 31, 2013 Fixed Income Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fixed Income Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fixed Income Securities [Member]	Dec. 31, 2012 Fixed Income Securities [Member]	Dec. 31, 2013 US Treasury Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 US Treasury Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 US Treasury Securities [Member]	Dec. 31, 2012 US Treasury Securities [Member]	Dec. 31, 2013 Mutual Funds Holding Domestic Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Mutual Funds Holding Domestic Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Mutual Funds Holding Domestic Securities [Member]	Dec. 31, 2012 Mutual Funds Holding Domestic Securities [Member]	Dec. 31, 2013 Limited Partnership Interests [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Limited Partnership Interests [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Limited Partnership Interests [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Limited Partnership Interests [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2013 Limited Partnership Interests [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Limited Partnership Interests [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Limited Partnership Interests [Member]		Dec. 31, 2012 Limited Partnership Interests [Member]		Dec. 31, 2013 Designated Benefit Fund [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Designated Benefit Fund [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Designated Benefit Fund [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2012 Designated Benefit Fund [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2013 Designated Benefit Fund [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Designated Benefit Fund [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Designated Benefit Fund [Member]		Dec. 31, 2012 Designated Benefit Fund [Member]		Dec. 31, 2013 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Real Estate [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Real Estate [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Real Estate [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Real Estate [Member]		Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Oct. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]
Asset Category
Major categories of assets	$ 215,113	$ 182,279	$ 19,124	$ 17,523	$ 19,124	$ 17,523	$ 10,945	$ 42,361	$ 10,945	$ 42,361	$ 71,166	$ 24,285	$ 71,166	$ 24,285	$ 11,762	$ 11,774	$ 11,762	$ 11,774	$ 4,399	$ 3,005	$ 4,399	$ 3,005	[1]	[2]	$ 82,355	[1]	$ 62,356	[2]	[1]	[2]	$ 82,355	[1]	$ 62,356	[2]	[3]	[3]	$ 1,464	[3]	$ 1,815	[3]	[3]	[3]	$ 1,464	[3]	$ 1,815	[3]	$ 13,898	$ 13,784	$ 13,898	$ 13,784	[1]	[1]	$ 5,376	[1]	$ 5,376	[1]	$ 49,183	$ 46,086	$ 165,930	$ 130,817	$ 5,424	$ 5,376	$ 5,298

[1]	This category represents investments in real estate directly held by the pooled funds.
[2]	This category represents limited partner investments with general partners that invest in equity securities.
[3]	This category includes assets held in a fund with the Bank of Taiwan as prescribed by the Taiwan government in accordance with local statutory rules.